Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

Changes in Customer Relationship and computer software during the periods presented follow:

	As of December 31,
	2017	2016
Customer relationships, beginning of year	$4,158,000	$-
Additions	-	4,158,000
Disposals	-	-
	4,158,000	4,158,000
Accumulated Amortization	(392,700)	(115,500)
Customer relationships, end of year	$3,765,300	$4,042,500

Computer software, beginning of year	$520,488	$440,444
Additions	29,401	80,044
Disposals	(146,221)	-
	403,668	520,488
Accumulated Amortization	(332,064)	(351,394)
Computer software, end of year	$71,604	$169,094